Short-term Investments	12 Months Ended
Dec. 31, 2024
Short-Term Investments [Abstract]
Short-term Investments

3. SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Held-to-maturity debt securities	—	51,721,925
Debt securities measured at fair value under fair value option	—	19,210,788
Equity securities with readily determinable fair values	10,282,329	—
Short-term investments	10,282,329	70,932,713

As of December 31, 2024, the cost of the debt securities measured at fair value under fair value option was US$20,000,000 with unrealized losses of US$789,212.